Equity-Accounted Joint Ventures - RasGas 3 Joint Venture - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Equity method investments	$ 1,153,874	$ 1,067,783
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%		30.00%
Equity method investments	$ 57,277	38,678
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Equity method investments	$ 296,065	234,452
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
Equity method investments	$ 102,477	90,659
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	40.00%
Equity method investments	$ 109,866	97,721
RasGas 3 Joint Venture | Qatar Gas Transport Company Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	60.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,157,974	$ 1,072,509